Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Summary of Elements of Lease Cost

	Year Ended December 31,
Operating leases	2021	2020
Operating lease cost	$1,889	$1,889
Short-term lease cost	133	93
Variable lease cost	673	643

Total operating lease costs	$2,695	$2,625

Other information	December 31, 2021	December 31, 2020
Operating cash flows used for operating leases	$1,835	$1,782
Weighted average remaining lease term in years	0.9	5.5
Weighted average discount rate	12%	12%

Summary of Future Minimum Lease Payments Under Operating Leases
Future minimum lease payments under leases that have commenced as of December 31, 2021 are as follows:

Year Ended December 31,	Maturity of Lease Liabilities
2021	$1,572
Thereafter	—

Total lease payments	1,572
Less: imputed interest	(69)

Total operating lease liabilities	$1,503